Components of net Investment in Direct Financing and Sales-Type Leases Reported in Container Ownership Segment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capital Leased Assets [Line Items]
Future minimum lease payments receivable	$ 422,451	$ 326,273
Residual value of containers	8,650	9,055
Less unearned income	(62,096)	(53,207)
Net investment in direct financing and sales-type leases	369,005	282,121
Amounts due within one year	89,003	64,811
Amounts due beyond one year	280,002	217,310
Net investment in direct financing and sales-type leases	$ 369,005	$ 282,121